Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-1
Statement to Securityholders
Determination Date: August 11, 2021

Payment Date	8/16/2021
Collection Period Start	7/1/2021
Collection Period End	7/31/2021
Interest Period Start	7/15/2021
Interest Period End	8/15/2021

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Jun-20
Class A-2 Notes	$—	$—	$—	—	Apr-22
Class A-3 Notes	$238,922,318.91	$24,318,662.05	$214,603,656.86	0.523424	Nov-23
Class A-4 Notes	$124,620,000.00	$—	$124,620,000.00	1.000000	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$406,452,318.91	$24,318,662.05	$382,133,656.86

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$417,193,899.17	$392,418,401.33	0.313935
YSOC Amount	$7,677,745.21	$7,220,909.42
Adjusted Pool Balance	$409,516,153.96	$385,197,491.91
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.50668%	ACT/360	$—
Class A-2 Notes	$—	2.58000%	30/360	$—
Class A-3 Notes	$238,922,318.91	2.51000%	30/360	$499,745.85
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$265,856.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$406,452,318.91			$870,833.51

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$417,193,899.17	$392,418,401.33
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$409,516,153.96	$385,197,491.91
Number of Receivable Outstanding	38,775	37,461
Weight Average Contract Rate	4.46%	4.46%
Weighted Average Remaining Term (months)	34	33

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,565,936.15
Principal Collections	$24,660,674.42
Liquidation Proceeds	$83,376.49
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$26,309,987.06
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$26,309,987.06

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$347,661.58	$347,661.58	$—	$—	$25,962,325.48
Interest - Class A-1 Notes	$—	$—	$—	$—	$25,962,325.48
Interest - Class A-2 Notes	$—	$—	$—	$—	$25,962,325.48
Interest - Class A-3 Notes	$499,745.85	$499,745.85	$—	$—	$25,462,579.63
Interest - Class A-4 Notes	$265,856.00	$265,856.00	$—	$—	$25,196,723.63
First Allocation of Principal	$—	$—	$—	$—	$25,196,723.63
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$25,154,426.63
Second Allocation of Principal	$—	$—	$—	$—	$25,154,426.63
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$25,124,185.30
Third Allocation of Principal	$8,994,827.00	$8,994,827.00	$—	$—	$16,129,358.30
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$16,096,664.97
Fourth Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$3,836,664.97
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,836,664.97
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$772,829.92
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$772,829.92
Remaining Funds to Certificates	$772,829.92	$772,829.92	$—	$—	$—
Total	$26,309,987.06	$26,309,987.06	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$7,677,745.21
Increase/(Decrease)	$(456,835.79)
Ending YSOC Amount	$7,220,909.42

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$409,516,153.96	$385,197,491.91
Note Balance	$406,452,318.91	$382,133,656.86
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	12	$114,823.42
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	79	$83,376.49
Monthly Net Losses (Liquidation Proceeds)			$31,446.93
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.01%
Second Preceding Collection Period			0.09%
Preceding Collection Period			(0.22)%
Current Collection Period			0.09%
Four-Month Average Net Loss Ratio			(0.01)%
Cumulative Net Losses for All Periods			$1,904,170.69
Cumulative Net Loss Ratio			0.15%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.18%	59	$714,280.69
60-89 Days Delinquent	0.09%	23	$345,649.65
90-119 Days Delinquent	0.01%	3	$37,271.98
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.28%	85	$1,097,202.32

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	6	$79,212.57
Total Repossessed Inventory	7	$101,727.94

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	26	$382,921.63
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.07%
Second Preceding Collection Period		0.08%
Preceding Collection Period		0.08%
Current Collection Period		0.10%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2021.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.41	0.10%	31	0.08%